FAIR VALUE MEASUREMENTS - Plan Investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	$ 1,134,181,577	$ 1,048,367,163
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	1,384,170	1,200,325
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	24,346,250	24,025,807
VF Corporation Common Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	10,457,080	14,285,509
Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	1,097,994,077	1,008,855,522
Investments at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	36,187,500	39,511,641
Investments at fair value | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	1,384,170	1,200,325
Investments at fair value | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	24,346,250	24,025,807
Investments at fair value | VF Corporation Common Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	10,457,080	14,285,509
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	36,187,500	39,511,641
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	1,384,170	1,200,325
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	24,346,250	24,025,807
Level 1 | VF Corporation Common Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	10,457,080	14,285,509
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	0	0
Level 2 | VF Corporation Common Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	0	0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	0	0
Level 3 | VF Corporation Common Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	0	0
Fair value measured at net asset value | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total plan investments measured at fair value	$ 1,097,994,077	$ 1,008,855,522